General Company Information	12 Months Ended
Dec. 31, 2021
General Company Information [Abstract]
General Company Information

Note 1. General Company Information

Procaps Group S.A., a public limited liability company (société anonyme) governed by the laws of the Grand Duchy of Luxembourg and its subsidiaries (“the Group”) primarily engages in developing, producing and marketing pharmaceutical solutions. Further information about the Group’s business activities, reportable segments and related party relationships of the Group is included in Note 7. Revenue, Note 8. Segment reporting and Note 29. Related party transactions, respectively.

The Group’s principal subsidiaries as of December 2021, 2020 and 2019 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.

	Place of	Ownership interests held by:
	business/country	The Group			Non-controlling interests
Name of entity	of incorporation	2021	2020	2019	2021	2020	2019	Principal activities
Procaps S.A.	Colombia	100%	100%	100%	—%	—%	—%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A.	Colombia	100%	100%	100%	—%	—%	—%
Procaps S.A. de C.V (previously Laboratorios Lopez S.A. de C.V.)	El Salvador	100%	100%	100%	—%	—%	—%
Softcaps - Colbras	Brazil	100%	100%	100%	—%	—%	—%
Diabetrics Healthcare S.A.S.	Colombia	100%	100%	100%	—%	—%	—%	Diabetes solutions and chronic disease management tool.

There are no significant restrictions on the ability of the Group to access or use assets and settle liabilities.

Reverse reorganization

Crynssen Pharma Group Limited (“OpCo”) is a private limited liability company registered under the laws of Malta with company registration number C59671 and with registered office at Ground Floor, Palace Court, Church Street, St. Julians STJ 3049. Union Acquisition Corp. II is a Cayman Islands company previously listed on the NASDAQ under “LATNU”. Union, a publicly-traded special purpose acquisition company (“SPAC”), had limited operations but was established as a public investment vehicle with the purpose of making an investment in an operating company, particularly in Latin America.

On March 31, 2021, SPAC, OpCo, Procaps Group, S.A. (“Holdco”) and OZLEM Limited, an exempted company incorporated under the laws of the Cayman Islands (“Merger Sub”) entered into a Business Combination Agreement (the “Business Combination Agreement” or “BCA” or the “Transaction”).

With the execution of the BCA, SPAC also entered into separate Subscription Agreements, each dated March 31, 2021, with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors collectively subscribed for an aggregate of 10,000,000 ordinary shares of SPAC, par value $0.0001 per share (“SPAC Ordinary Shares”) for a purchase price of $10.00 per SPAC Ordinary Share and an aggregate purchase price of $100,000,000 (the “PIPE Investment”). The PIPE Investment were consummated, and the SPAC Ordinary Shares subscribed for by the PIPE Investors were exchanged for ordinary shares of Holdco, nominal value $0.01 per share (“Holdco Ordinary Shares”), concurrently with the closing of the Transaction.

The Transaction was approved at an Extraordinary General Meeting of LATNU’s shareholders on September 22, 2021 and subsequently consummated on September 29, 2021.

Summary of significant steps to implement the reverse reorganization:

a.	OpCo formed Holdco, a public limited liability company (société anonyme) governed by the laws of the Grand Duchy of Luxembourg, which issued redeemable A shares of Holdco (the “Holdco Redeemable A Shares”) to OpCo. Holdco then formed Merger Sub, an exempted company incorporated under the laws of the Cayman Islands.

b.	Merger Sub merged with and into the SPAC, with SPAC surviving such merger and becoming a direct wholly-owned subsidiary of Holdco (the “Merger”) and, in the context of the Merger, (a) all SPAC Ordinary Shares outstanding were exchanged with Holdco for the right to receive Holdco Ordinary Shares pursuant to a share capital increase of Holdco and (b) the issued and outstanding SPAC warrants that became warrants of Holdco exercisable for Holdco Ordinary Shares, on substantially the same terms as the SPAC warrants.

c.	Immediately following consummation of the Merger and pursuant to those certain individual Contribution and Exchange Agreements, each dated as of March 31, 2021, each of the shareholders of OpCo, immediately prior to the consummation of the Transaction (the “Opco Shareholders”), had contributed their respective ordinary shares of OpCo, nominal value $1.00 per share (the “OpCo Ordinary Shares”) to Holdco in exchange for Holdco Ordinary Shares, and in the case of the International Finance Corporation (“IFC”), for Holdco Ordinary Shares and 4.5 million redeemable B shares of Holdco, nominal value $0.01 per share (the “Holdco Redeemable B Shares”) which were subscribed for by each OpCo Shareholder (such contributions and exchanges of OpCo Ordinary Shares for Holdco Ordinary Shares and, in the case of IFC, Holdco Ordinary Shares and Holdco Redeemable B Shares, collectively, the “Exchange”). The Exchange transaction was termed as a common control transaction due to the fact both OpCo and Holdco are ultimately controlled by the same party or parties, that are all controlled by the Minski family, both before and after the transaction, and that control is not transitory.

d.	Immediately following the consummation of the Merger but prior to the Exchange, Holdco redeemed all Holdco Redeemable A Shares held by OpCo.

e.	Immediately following the Exchange, Holdco redeemed 4.5 million Holdco Redeemable B Shares for a total purchase price of $45 million in accordance with that certain Share Redemption Agreement entered into by and between Holdco and IFC on March 31, 2021.

f.	On the effectiveness of the Transaction, September 29, 2021, the put option agreements were terminated in exchange for new equity instruments in Procaps Group SA.

As a result of the Exchange and following the consummation of the Transaction, OpCo and SPAC had become a direct wholly-owned subsidiaries of Holdco and the OpCo shareholders and SPAC shareholders became holders of issued and outstanding Holdco Ordinary Shares: Procaps Group S.A.

Emerging Growth Company Status

Upon execution of the public equity offering, Holdco (the “Company”) is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company will remain an emerging growth company until the earliest of:

●	the last day of the first fiscal year (a) following the fifth anniversary of a public equity offering, (b) in which its annual gross revenue totals at least $1.07 billion or (c) when the Company is deemed to be a large accelerated filer, which means the market value of the Company’s ordinary shares held by non-affiliates exceeds $700.0 million as of the prior June 30th; and

●	the date on which the Company has issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.

The consolidated financial statements of the Company for the years ended December 31, 2021, 2020 and 2019 comprise the Group and its interest in joint ventures, investments and operations. The Group prepares and publishes its consolidated financial statements in United States Dollars (“USD”), and the numbers are rounded to the thousands of USD unless otherwise stated. Foreign operations are included in accordance with the policies set out in Note 2.2. Functional and reporting currency.

The consolidated financial statements were authorized for issue by the Group’s Audit Committee on April 27, 2022.